Segmented Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Segmented Information [Line Items]
Number of reportable segment	1
United States [Member]
Segmented Information [Line Items]
Non-current assets	$ 39,673	$ 30,832
Canada [Member]
Segmented Information [Line Items]
Non-current assets	$ 215	$ 125